Related Parties	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Related Parties
22.
RELATED PARTIES
a)
Key management personnel compensation

Compensation to Directors and executive officers of the Predecessor and the Successor comprised the following:

i)
Transactions with key management personnel

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Short-term employee benefits	605	520	198	46

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, and was determined to be executive officers (CEO and CFO) and directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the board of directors of the Company having regard to the performance of individuals and market trends.

ii)
Other related party transactions
a)
Related parties’ relationship with the Predecessor and the Successor

The Company’s relationship with related parties who had transactions with the Predecessor and the Successor are summarized as follows:

Related Party Name	Relationship to the Predecessor
Edgen Murray Pte. Ltd.	Controlled by ultimate controlling party*
Howco Metals Management Pte. Ltd.	Controlled by ultimate controlling party*
SC Tubular Solutions (B) Sdn. Bhd.	Controlled by ultimate controlling party*
SC Tubular Solutions Malaysia Sdn. Bhd.	Controlled by ultimate controlling party*
Sumitomo Corporation	Ultimate controlling party of the Predecessor*
Sumitomo Corporation Asia & Oceania Pte. Ltd.	Controlled by ultimate controlling party*
Sumitomo Corporation Capital Asia Pte. Ltd.	Controlled by ultimate controlling party*
Sumitomo Corporation Malaysia Sdn. Bhd.	Controlled by ultimate controlling party*
OMS Energy Technologies Pte. Ltd.	Controlled by ultimate controlling individual, Mr. How, the CEO of Successor

* These parties ceased to be the Successor’s related parties with effect from June 16, 2023, subsequent to OMSET PL acquiring 100% shares in OMS Holdings Pte. Ltd. from Sumitomo Corporation, the former shareholder.

b)
Related party transactions

In addition to the information disclosed elsewhere in the financial statements, the following transactions took place between the Group and related parties at terms agreed between the parties:

Goods or services rendered to related parties

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
SC Tubular Solutions (B) Sdn. Bhd.	—	—	—	560
Sumitomo Corporation Asia & Oceania Pte. Ltd.	—	—	—	395
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	—	260
Revenue – related parties	—	—	—	1,215

All outstanding balances with the related parties are to be settled in cash on 30 days to 60 days’ terms.

Goods or services provided by related parties

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Howco Metals Management Pte. Ltd.	—	—	—	23
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	—	49
Sumitomo Corporation	—	—	—	3
Cost of revenue – related parties	—	—	—	75

All outstanding balances with the related parties are to be settled in cash on 30 days to 60 days’ terms.

Other income/(expenses)

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Howco Metals Management Pte. Ltd.	—	—	—	38
Sumitomo Corporation	—	—	—	(9)
Other income, net – related parties	—	—	—	29

Finance income

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Sumitomo Corporation Capital Asia Pte. Ltd.	—	—	—	64
Sumitomo Corporation Malaysia Sdn. Bhd.	—	—	—	1
OMS Energy Technologies Pte. Ltd.	93	—	—	—
Finance income – related parties	93	—	—	65

Finance cost

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Sumitomo Corporation Capital Asia Pte. Ltd.	—	—	—	162
Finance cost – related parties	—	—	—	162
c)
Related party balances

As of March 31, 2026 and 2025, the Successor's only related party balance consisted of a loan due from OMS Energy Technologies Pte. Ltd.

Loan due from a related party

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
OMS Energy Technologies Pte. Ltd.	1,984	1,584
	1,984	1,584

During the year ended March 31, 2026, the Successor entered into a loan agreement with OMS Energy Technologies Pte. Ltd. (the "Loan Agreement"). The Loan Agreement is unsecured, bears interest at 1.7% per annum payable in arrears, and is fully repayable on March 31, 2027.

Prior to the execution of the Loan Agreement, the balance outstanding with OMS Energy Technologies Pte. Ltd. was non-interest bearing and was presented in the prior year consolidated balance sheet as "Amount due from a related party." Following the formalisation of the Loan Agreement in the current year, the balance is presented as "Loan due from a related party" as at March 31, 2026. This change in presentation has no impact on the amounts previously reported.